Share-Based Payments (Details) - USD ($)			6 Months Ended		12 Months Ended
	Nov. 06, 2023	Dec. 31, 2015	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 16, 2022	Oct. 14, 2022
Share-Based Payments (Details) [Line Items]
Share options vest		10 years
Employee benefit expenses (in Dollars)						$ 6,023,000
Share Options Term							10 years
Share option vested							50.00%
Share option unvested							50.00%
Expected dividend
Contractual lives					10 years
Price per share (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Non-cash consideration (in Dollars)						$ 882,115
Fair value of services received (in Dollars)	$ 500,000
Class B Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Shares isued (in Shares)					14,874,838
Class A Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Shares isued (in Shares)			521,630		10,092,134
Capital Market Advisory Service [Member] | Class A Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Shares isued (in Shares)	325,000
Bottom of Range [Member]
Share-Based Payments (Details) [Line Items]
Share options vest		1 year
Contractual lives			2 years 3 months		2 years 9 months
Top of Range [Member]
Share-Based Payments (Details) [Line Items]
Share options vest		5 years
Contractual lives			2 years 6 months		3 years
Share Compensation [Member] | Class B Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Shares isued (in Shares)								632,528
Price per share (in Dollars per share)								$ 0.0001